Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2017		2016
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Options outstanding at beginning of year	2,410,890	$3.80	1,753,753	$2.12
Granted	226,000	$4.86	856,500	$6.08
Forfeited	(160,000)	$6.95	(83,750)	$6.00
Exercised	(380,176)	$1.39	(115,613)	$2.22
Outstanding at end of year	2,096,714	$4.01	2,410,890	$3.39
Options exercisable at year end	1,406,074	$2.69	1,385,829	$1.38